Proposed Public Offering - Additional Information (Detail) - $ / shares		1 Months Ended	3 Months Ended
	Feb. 04, 2021	Dec. 31, 2020	Mar. 31, 2021
IPO [Member]
Stock issued during period	27,600,000	24,000,000
Stock issued during period, price per share	$ 10.00	$ 10.00
Underwriters Over Allotment Option [Member] | IPO [Member]
Stock issued during period		27,600,000
Common Class A [Member]
Stock issued during period			27,600,000
Common stock, Conversion basis	Each Unit consists of one share of the Company’s Class A common stock and one-third of one redeemable warrant	Each Unit will consist of one share of the Company’s Class A common stock and one-third of one redeemable warrant
Common Class A [Member] | IPO [Member]
Stock issued during period	27,600,000	24,000,000
Stock issued during period, price per share	$ 10.00	$ 10.00
Common Class A [Member] | Public Warrant [Member]
Number of securities called by each warrant or right	1	1
Common Class A [Member] | Public Warrant [Member] | IPO [Member]
Stock issued, exercise price	$ 11.50	$ 11.50